Fair value of financial instruments - Fair value inputs, quantitative information (Details) (Loans receivable [Member], Residential mortgage [Member], Fair value, inputs, level 3 [Member], USD $)	9 Months Ended
Sep. 30, 2013
Fair value inputs, assets, quantitative information [Line Items]
Discount rate	15.00%
Minimum [Member]
Fair value inputs, assets, quantitative information [Line Items]
Annual change in home pricing index	(1.80%)
Loan resolution probabilities - modification	0.00%
Loan resolution probabilities - rental	0.00%
Loan resolution probabilities - liquidation	0.00%
Loan resolution timelines	1 month
Value of underlying properties	$ 4,500
Maximum [Member]
Fair value inputs, assets, quantitative information [Line Items]
Annual change in home pricing index	4.60%
Loan resolution probabilities - modification	22.30%
Loan resolution probabilities - rental	100.00%
Loan resolution probabilities - liquidation	100.00%
Loan resolution timelines	67 months
Value of underlying properties	$ 28,000,000